Subsequent Events (Details) In Millions, unless otherwise specified					12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 29, 2012 Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 29, 2012 Shanda [Member] USD [Member] USD ($)	Feb. 29, 2012 Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Shanda [Member] USD [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] CNY	Dec. 31, 2012 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] Before Term Extended [Member]	Dec. 31, 2012 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Companies under Common Control by Shanda [Member] RMB [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] CNY	Dec. 31, 2012 Subsequent Event [Member] Shanda [Member] USD [Member] Before Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] Before Term Extended [Member]	Dec. 31, 2012 Subsequent Event [Member] Shanda [Member] USD [Member] After Term Extended [Member]	Feb. 28, 2013 Subsequent Event [Member] Shanda [Member] USD [Member] After Term Extended [Member]
Subsequent Event [Line Items]
Loans to related parties							$ 160.0	1,005.7				115.0					$ 160.0	1,005.7
Interest rates on loans to related parties							3.00%	3.00%						5.93%		5.43%				3.00%		3.00%
Loans to related parties, due date									February 2013	February 2014			February 2013		February 2014				February 2013		February 2014
Loans from related parties	$ 148.6	926.0	$ 148.6	926.0							$ 148.6	926.0
Loans from related parties, due date					February 2013	February 2014							February 2013		February 2014
Interest rates on loans from related parties	3.00%	3.00%	3.00%	3.00%										3.00%		3.00%